Related Party Transactions (Details 6) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Less: Allowance for doubtful accounts	$ (126,089)
Accounts receivables – related parties, net		435,513
Like [Member]
Related Party Transaction [Line Items]
Accounts receivables – related parties, net	96,580	435,513
Quanmin Chongai [Member]
Related Party Transaction [Line Items]
Accounts receivables – related parties, net	$ 29,509